Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Incentive Compensation
Stock ownership is a key element of the Company’s compensation program for the NEOs and senior management generally, as well as mid-level managers throughout the Company. Under the Stock Plan, the Committee may grant participants shares of the Company’s Common Stock, restricted stock, share units, stock options, stock appreciation rights, performance units and/or performance bonuses. In granting these awards, the Committee may establish any conditions or restrictions it deems appropriate.
All grants made by the Committee under the Stock Plan since its inception have been in the form of stock options, time-vesting restricted stock unit awards (pursuant to which unrestricted shares of Common Stock are issued to the grantee when the award vests) or performance-based stock unit awards (under which vesting occurs only if one or more predetermined financial goals are achieved within the relevant performance period). The Committee believes that all of these equity awards align the interests of executives with the creation of long-term value for our shareholders and that each of these equity awards has particular attributes that align compensation outcomes with Company performance. The Committee views these equity awards as useful retention tools to the extent that vesting only occurs after a period of several years and also as an effective means of encouraging award recipients to focus on enhancing shareholder value over the long term by directly aligning the recipient’s financial interests with the interests of the Company’s shareholders. However, although the Stock Plan allows for the grant of so-called “reload options,” the Committee has not granted reload options since 2001 and does not intend to grant reload options in the future. The Committee typically makes annual grants under the Stock Plan effective shortly after the release of the Company’s fourth quarter and year-end earnings results. To the extent that the Committee determines to grant stock options, stock appreciation rights or similar awards with option-like features, the Committee does not do so at a time when it is aware of material nonpublic information about the Company, and the Committee does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
For fiscal 2025, the Committee continued its practice established in fiscal 2024 of granting both time-based restricted stock unit awards (“RSUs”) and performance-based restricted stock unit awards (“PSUs”). Both the RSUs and the PSUs cliff-vest three years from the grant date, with the actual number of shares earned under the PSUs being determined based on performance against established targets for net sales and net cash provided by operating activities in fiscal 2026. The CEO’s total equity grant was valued at approximately 179% of his target bonus, and each other NEO’s total equity grant was valued at 100% of his or her target bonus. Approximately 71% of the value of the CEO’s equity grant was made in the form of PSUs and approximately 29% was made in the form of RSUs. Approximately half the value of each other NEO’s equity grant was made in the form of PSUs and approximately half was made in the form of RSUs. All equity grants awarded to the NEOs during fiscal 2025 are reported below in the SUMMARY COMPENSATION TABLE FOR FISCAL 2025 and in the GRANTS OF PLAN-BASED AWARDS table.

Award Timing Method	The Committee typically makes annual grants under the Stock Plan effective shortly after the release of the Company’s fourth quarter and year-end earnings results. To the extent that the Committee determines to grant stock options, stock appreciation rights or similar awards with option-like features, the Committee does not do so at a time when it is aware of material nonpublic information about the Company, and the Committee does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	the Committee does not do so at a time when it is aware of material nonpublic information about the Company, and the Committee does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false